Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of profit (loss) from operating activities
The following tables present the Company's operations based on reportable segments:

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	277,544	192,493	21,088	491,125
Operating income by segment	32,913	32,830	2,480	68,223
Head office general and administrative expenses				40,471
Business acquisition, integration and reorganization costs				3,384
Foreign exchange loss				102
Operating income before depreciation and amortization				24,266
Depreciation and amortization				29,008
Operating loss				(4,742)

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	312,349	189,883	20,469	522,701
Operating income by segment	35,964	26,736	2,953	65,653
Head office general and administrative expenses				40,401
Business acquisition, integration and reorganization costs				18,079
Foreign exchange loss				159
Operating income before depreciation and amortization				7,014
Depreciation and amortization				34,033
Operating loss				(27,019)

Summary of External Revenues and Long-lived Assets by Geographic Location
23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Company’s long-lived assets by geographic location:

As at	March 31,
	2024		2023
	$	%	$	%
Canada	123,981	48.1	138,450	47.9
U.S.	132,366	51.3	148,316	51.4
International	1,615	0.6	2,039	0.7
	257,962	100.0	288,805	100.0

Summary of Revenue from Customers for Major Service Category
An analysis of the Company’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements (a)	241,422	108,217	18,609	368,248
Enterprise transformation services - fixed-fee arrangements	23,604	37,382	2,479	63,465
Business enablement services	12,518	46,894	—	59,412
	277,544	192,493	21,088	491,125

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements	264,542	115,145	18,263	397,950
Enterprise transformation services - fixed-fee arrangements	34,062	25,834	2,201	62,097
Business enablement services	13,745	48,904	5	62,654
	312,349	189,883	20,469	522,701